Unique LoanID	Date of 1st Collection Comments	Date of Last Collection Comments	Final Current Event Level	Current Exceptions	Collection Comments
300131	09/30/2012	09/30/2015	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for the 9/1/15 payment; last payment was received on 9/30/15.  The reason for delinquency was unknown.  There was no contact established with the borrowers during the review period so no evidence of any loss mitigation discussions.  The most recent inspection was conducted on 9/20/15 and showed the property to be occupied by the original owner.

300065	04/30/2012	04/30/2014	3	[3] Currently Delinquent Mortgage [3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears that the loan may perform with intervention.  The loan is next due for 03/26/2014; most recent payment received was on 04/04/2014.  Reason for default is unknown.  The loan is in a bankruptcy filing with no evidence of foreclosure activity.  Commentary dated 08/27/2013 reflected an active chapter 13 bankruptcy (case number XXX) filed on 10/XX/2011.  There is since no evidence of a motion for relief being granted or the case being dismissed.  No active loss mitigation efforts were evident.

300040	02/12/2013	02/12/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The account is due for 12/01/2013; the most recent payment was received on 11/06/2013.  Reason for default is unknown. A loss mitigation solicitation letter was sent to the borrower on 2/04/2014; there was no response indicated. No evidence of any loss mitigation efforts during the review period.  Skip tracing efforts are evident in commentary on 5/09/2013; however, results were unsuccessful.

300017	02/12/2013	02/12/2014	1
It appears that the loan may perform with intervention. The loan is due for 02/01/2014; most recent payment received was on 02/03/2014. Reason for default is cited as excessive debt. Commentary 05/07/2013 noted the borrower advised living on a fixed income and the co-borrower no longer resides in the property. Last contact was 02/10/2014. It was noted on 01/03/2014 that the borrower requested the co-borrower be contacted by the servicer and informed of the delinquency and to encourage the co-borrower to list the property for sale.

300045	02/12/2013	02/12/2014	1
It appears that the loan may perform with intervention. The loan is due for 02/01/2014; the last payment received was on 02/12/2014. The reason for default cited as unemployment. The borrower recently brought the account current but does not know if he can make February payment by the end of the month. No loss mitigation efforts are being pursued by the borrower as of this review.

300004	02/06/2013	02/06/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 1/1/2014 with the most recent payment received on 1/14/2014. The reason for default is unknown. The loan is in collections with no current loss mitigation activity. There was no communication with the borrower during the review period. Skip trace activities performed in 12/2013 did not provide any updated contact information.

300082	05/15/2012	05/15/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 04/01/2014; most recent payment was received on 04/11/2014. The reason for delinquency was cited as loss of work. The borrower is self-employed. The loan was in foreclosure (FC). The loan was referred to the attorney on 05/XX/2012. The sale date was scheduled for 10/XX/2012 and was postponed due to a HAMP trial plan. The FC was stopped on 05/XX/2013 due to a HAMP modification. The loan fell delinquent again on 10/01/2013 and the borrower was offered a repayment plan on 11/06/2013. The plan was broken on 12/01/2013. Skip tracing is evident.

300075	05/15/2012	05/15/2014	3	[3] Borrower in BK - no relief granted [3] Performing Loan But Strong Possibility of Going Delinquent [2] Current Bankruptcy [2] Mod1 Incomplete
It appears that the loan will perform with intervention.  The loan is due for 05/01/2014; the last payment received was on 05/05/2014.  Reason for delinquency is unknown.  Loan is in bankruptcy.  Comments on indicate that the borrower advised of Chapter 13 bankruptcy filed in June 2012 (day is not noted) Case #XX and remains active per comments on 05/XX/2014.  Borrower is represented by legal counsel, XXX, at XXX.  There is evidence of a prior Chapter 13 bankruptcy (Case # and date filed are not noted) that was dismissed on 05/XX/2012.  There is evidence of a prior foreclosure closed on 04/XX/2013 due to the completion of a loan modification.  Loan modification was completed on 04/XX/2013.  Loan was previously denied modification on 01/XX/2013.

300024	02/12/2013	02/12/2014	3	[3] Currently Delinquent Mortgage [2] Mod1 Incomplete
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014; most recent payment received was on 12/31/2013.  Reason for default was cited as excessive obligation.  No loss mitigation options are actively being explored by the borrower.  The account was previously granted a one year extension of interest only payments effective 08/2013.

300089	04/29/2012	04/29/2014	3	[3] Borrower in BK - no relief granted [2] Currently Delinquent Mortgage [2] Current Bankruptcy
It appears that the loan will perform with intervention.  The loan is next due for 10/01/2012; most recent payment received was on 11/20/2013.  The reason for default is unknown.  The account is in Bankruptcy (BK).  Comments indicate the Motion for Relief was referred to counsel on 02/XX/2012 (no evidence MFR was filed with the court). An amended POC was filed with a payment of $703.83 with an effective date of 06/XX/11. Supplemental documentation reflects the borrower filed for a Chapter 13 BK (Case #:  XXX) in 2006 (unable to determine term of bankruptcy plan).  Supplemental documentation reflects the borrower previously filed for a Chapter 13 BK (Case #:  XXX) in 2005 which was dismissed on 08/XX/2006.  Commentary reflects  payments are being made to the servicer from the BK trustee.

300059	04/30/2012	04/30/2014	3	[3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears that the loan will perform with intervention. The loan is due for 05/20/2014; the most recent payment was received on 03/31/2014. The reason for default is unknown. There is no evidence of foreclosure activity. The loan was modified on 03/XX/2014. The borrower filed for Chapter 13 Bankruptcy (case # XXX) on 02/XX/2010; which is currently active. A BPO was received on 03/19/2014; however, the results were not provided. There is no indication of delinquent taxes or title issues and no reference to property condition.

300048	02/12/2013	02/12/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 01/01/2014; most recent payment was received 01/03/2014. The reason for default is unknown.  The borrower has authorized his wife on all account matters. There are no workout plans currently in process and the Servicer has not offered any loss mitigation assistance. Commentary dated 12/03/2013 reflects authorized 3rd party contacted the servicer and said: "they would make a payment on Friday and a payment every month until they get their taxes in February".

300007	02/06/2013	02/06/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/09/2014.  There is no evidence of delinquency.  Last borrower contact was 12/03/2013; the borrower called to inquire about the amount of his monthly payment.

300008	02/06/2013	02/06/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; last payment was received on 02/03/2014. There is no evidence of delinquency during the review period.
300086	04/01/2012	04/01/2014	1
It appears that the loan will perform.  The loan is due for 04/01/2014; last payment was received 03/13/2014. Reason for delinquency was cited as curtailment of income. The loan was delinquent from April 2012 through February 2013; the delinquency was cured with a modification effective 03/XX/2013.  Prior to the modification the borrower successfully completed a trial modification from 01/01/2013 through 03/01/2013.  Last borrower contact was 03/17/2014; the borrower called to confirm receipt of payment.

300069	05/15/2012	05/15/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 04/01/2014; last payment was received 03/28/2014. Reason for default is unknown. Comments indicate the borrower was able to cure the most recent delinquency without servicer assistance.  The loan was modified under HAMP guidelines 07/XX/2012.  A trial modification period was approved outside of the review period with payments of $2703.56 due the first of May through July 2012.  Last borrower contact was 09/10/2012; the borrower called to ensure the monthly payment had been received and applied.

300079	05/15/2012	05/15/2014	1		It appears that the loan will perform. The loan is due for 05/01/2014 and the last payment made was on 04/12/2014. There was no evidence of delinquency.
300078	05/15/2012	05/15/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014 and the last payment made was on 04/25/2014.  Collection comments cited the reason for default as unemployment.  The account is current after the borrower successfully completed a repayment plan.  The borrower was placed on a repayment plan beginning 11/19/2013.  The borrower made all required payments bringing the account current.

300073	11/05/2012	11/05/2013	1
It appears that the loan will perform.  The loan is due for 11/01/2013; last payment was received 10/29/2013.  The loan was delinquent in January 2013; borrower cured the delinquency without intervention.  Reason for default is cited as excessive obligations.  The account was reinstated on 02/XX/2013 and has remained current since that time. BPO information is not available for the asset.

300057	11/20/2012	11/20/2013	1		It appears that the loan will perform. The loan is due for 12/01/2013; last payment was received 11/15/2013. There is no evidence of delinquency during the review period.
300055	11/20/2012	11/20/2013	1		It appears that the loan will perform. The loan is due for 12/1/2013; most recent payment received was 11/8/2013. There is no evidence of a delinquency on the account during the review period.
300081	05/15/2012	05/15/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 6/1/2014; most recent payment received was 5/7/2014.  No evidence of delinquency within the review period. The loan was modified prior to the review period on 2/XX/2012.

300003	02/06/2013	02/06/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 12/31/2013. There is no evidence of delinquency.
300019	02/12/2013	02/12/2014	1		It appears that the loan will perform. The loan is next due for 03/01/2014 and the last payment made was on 01/31/2014. There is was no evidence of delinquency.
300029	02/12/2013	02/12/2014	1
It appears that the loan will perform.  The loan is next due for 03/01/2014; most recent payment received was on 02/10/2014.  Reason for default was cited as unexpected expenses.  The account was brought current 10/31/2013 and has since remained in good standing.  Commentary dated 04/17/2013 indicated the borrower was previously paying on a repayment plan though the terms were not provided.

300051	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/08/14.  Reason for default is cited as curtailment of income. The loan was modified on 10/XX/13; borrower has been delinquent once since that time and has cured the delinquency.

300030	02/12/2013	02/12/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/27/14. There is no evidence of delinquency within the review period.
300023	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 01/17/2014. The reason for delinquency is unknown. Delinquency on the account was cured by the borrower without assistance. Comments reflect that this loan was modified prior to the review period.

300042	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment received was 02/07/2014. Reason for delinquency is unknown. The borrower was able to cure the prior delinquencies on the account without loss mitigation assistance.

300028	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/03/2014. There is no evidence of delinquency during the review period. Comments reflect that this loan had been modified and that the borrower had filed a reaffirmed Chapter 7 Bankruptcy prior to the review period.

300022	02/12/2013	02/12/2014	1		It appears that the loan will perform. The loan is due for 03/01/2014; with the last payment received on 02/11/2014. There is no evidence of delinquency.
300068	04/30/2012	04/30/2014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/11/2014.  The reason for delinquency is unknown.  Comments on 05/13/2012 indicate that the co-borrower is deceased.  A HAMP incentive payment in the amount of $1000 was applied to the account on 09/XX/2013.  A prior foreclosure was closed and billed on 10/XX/2012 upon completion of a loan modification.

300083	05/15/2012	05/15/2014	2	[2] Mod1 Incomplete	It appears that the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/18/2014. There is no evidence of delinquency during the review period.
300080	05/15/2012	05/15/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 06/01/2014; the last payment was received on 05/10/2014. The reason for default was excessive obligations per notes dated 04/09/2012. The account is current as of the review date. Prior foreclosure proceedings were closed and billed on 02/XX/2013 as the account was modified. The account had been referred to an attorney on 07/XX/2012. A HAMP solicitation was sent on 04/XX/2012. The first attempt to modify was declined on 07/19/2012 for missing documents. A HAFA solicitation was sent on 08/30/2012; but no further details cited. A HAMP Tier 2 trial was approved on 11/XX/2012; and finalized on 02/XX/2013 with a deferred principal of $123,197.60 per the pay history. During the last contact on 02/11/2014, the borrower stated had received a letter that the ACH was cancelled and therefore scheduled a phone payment. However, the ACH was reactivated and caused the account to be overdrawn. The servicer resolved the dispute and the $24 nsf fee was removed on 03/04/2014. The mortgage insurance premium is still being paid per notes dated 04/28/2014. A validation of debt letter was approved for mailing on 04/04/2012.

300050	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/13/2014. The reason for default was cited as curtailment of income. The account was previously delinquent; however, as of 2/13/2014 is in a current status. There is no current loss mitigation activity. Commentary on 10/7/2013 indicated the loan was approved for a modification effective on 11/XX/2013. The last communication with the borrower was on 12/5/2013.

300020	02/12/2013	02/12/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014; the last payment was 2/10/2014. There is no evidence of delinquency during the review period.
300054	02/26/2012	02/26/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014: most recent payment received was on 01/23/2014.  The reason for default is unknown. There has been no contact with borrower during the review period despite multiple skip tracing efforts. The account was in foreclosure from 02/XX/2013 to 01/XX/2014. A comment dated 01/XX/2014 indicates foreclosure was stopped as borrower cured the account without assistance. There are no loss mitigation activities being pursued. A BPO conducted on 12/24/2013 assigned an as is value of $262,900.00. There are no indications of property damages, tax or title issues in the commentary provided.

300027	02/12/2013	02/12/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/14/2014. The RFD is cited as borrower illness. There is no evidence of any foreclosure or bankruptcy activity. The pay history and comments indicated the mortgage insurance obtained through XXX is still being paid. The notes on 03/20/2013 stated a cease and desist was received from the borrower and all contact efforts are to go through the borrower's attorney. The account was initially approved for a supplemental modification on 05/XX/2013 with a next due date of 07/XX/2013. However, due to delays with the borrower obtaining and sending in a quick claim deed, the modification was re-worked with a next due date of 11/XX/2013. The modification was applied to the account on 10/XX/2013 and loss mitigation closed their review on 10/30/2013. The account has remained current since. Later comments on 11/04/2013 indicated the borrower is now refusing the modification stating they "will pay back all host $700,000, the house is worth $300,000." The notes on 11/12/2013 stated the borrower wants their sibling and spouse to assume the loan and property. An assumption package was initially sent at this time. The notes referenced issues with the borrower's attorney receiving the assumption package. The packet was last sent to the borrower's attorney on 12/24/2013. The notes on 01/23/2014 referenced the borrower still wants to complete the assumption process; however there is no evidence of their attorney completing and returning the required documentation. No further information was provided.  A property inspection was last performed on 05/08/2013; the condition of the property was not provided.

300043	02/12/2013	02/12/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/16/2014. There is no evidence of delinquency during the review period.
300012	02/12/2013	02/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/31/2014. The loan was last delinquent on 11/01/2013. The borrower was able to cure the delinquency on 12/30/2013 without loss mitigation assistance.

300011	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/31/2014. There is no evidence of delinquency. The notes on 01/02/2014 referenced forwarding the file for an unspecified claim. No further information was provided. There is no evidence of any property damages.

300041	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 01/24/2014. There is no evidence of delinquency during the review period. The commentary indicates that the borrower previously filed a chapter 7 bankruptcy (case number XXX) which was discharged without reaffirmation on 02/XX/2013; however, the bankruptcy filing date is not provided in the commentary. Comments indicate the subject property may be located in an area possibly impacted by a disaster; no damages were reported.

300016	02/12/2013	02/12/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 02/06/2014. The borrower was able to cure the previous delinquency on the account without assistance. The reason for default is unknown. No contact has been established with the borrower. Skip trace efforts have not been completed. A value is not indicated in the review period. There are no indications on damage, tax, or title issues in the commentary provided.

300088	04/01/2012	04/01/2014	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer [2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 04/01/2014; most recent payment was received on 03/31/2014. The pay history reflected the payments made on 06/22/2012 and 11/02/2012 were reversed. The RFD was cited as curtailment of income. The account was recently brought current without assistance on 03/31/2014. The notes on 12/20/2013 state a dispute was received from the borrower regarding the present/previous account status/history. The comments on 03/10/2014 reflected the dispute is still active. The last attempt to contact the borrower was made on 03/31/2014. Prior contact with the borrower was established on 02/26/2014 at which time the borrower called in requesting to have their escrow account researched and adjusted based on the tax and insurance information they submitted. No further information was provided. The loan was denied a HAM modification and supplemental modification on 11/07/2013 due to the housing to income ratio was below 31% and a negative Net Present Value. The loan was previously denied the HAMP on 05/07/2013 for the same reasons aforementioned.  There is no reference to a property inspection or BPO being performed.

300006	02/06/2013	02/06/2014	1		It appears that the loan will perform. The loan is next due for 04/01/2014; the most recent payment received was on 02/04/2014. There is no evidence of delinquency during the review period.
300058	04/30/2012	04/30/2014	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale
It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment was received on 04/24/2014. The loan was delinquent on 03/01/2012. The reason for default was cited as excessive obligations. The loan received a modification on 01/XX/2014 with the first payment due 02/XX/2014 and the loan was brought current. The loan fell delinquent again on 04/01/2014 and became current again on 04/24/2014 without further loss mitigation. Delinquent 2013 taxes in the amount of $1,079.48 to XXX County were reported per notes dated 04/25/2014.

300062	04/30/2012	04/30/2014	1
It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment was received on 04/30/2014. The pay history reflected the payments made on 10/31/2012 and 05/31/2013 were reversed. The pay history also indicated the borrower is consistently making their contractual payment at the end of the billing cycle each month. The RFD was cited as the borrower was laid off during the winter causing them to fall behind on bills. The borrower has since stated that they are back to work. The borrower last brought the loan current on 06/28/2013. The account has remained current since. A review for the HAMP was opened on the account in 02/2013. The account was denied the modification on 03/XX/2013 due to missing information. The loan was set up on a repayment plan prior to the comments provided for review. The plan was closed as of 10/30/2012 when the account was initially brought current.

300133	09/30/2013	09/30/2015	1
It appears that the loan will perform. The loan is next due for 10/01/2015; most recent payment was received on 09/21/2015. The reason for delinquency is unknown. The account was last delinquent on 03/01/2015, however, a payment received on 03/03/2015 brought it current and it has been in good standing since.

300072	11/05/2012	11/05/2013	1
It appears that the loan will perform. The loan is next due for 11/01/2013; most recent payment was received on 10/28/2013. Reason for default was not cited. The account was reinstated on 02/28/2013 and has remained current since that time. Commentary dated 02/21/2013 indicates borrower was denied a refinance and will pursue modification as well as liquidation. Modification was also denied on 05/31/2013. Property is owner occupied. Notes do not reflect title issues. No indication of delinquent taxes or property damage.

300049	02/12/2013	02/12/2014	1
It appears that this loan may perform with intervention. The account is due for 2/1/2014, with the last payment received on 2/3/14.  The reason for default is curtailment of income.  Loan was modified on 7/XX/13 advancing the due date from 3/XX/13 to 9/XX/13.  The servicer has been unable to get in contact with the borrower since the modification took effect.  Account defaulted again on 11/1/13 and is currently 30 days delinquent.

300064	04/30/2012	04/30/2014	3	[3] Performing Loan But Strong Possibility of Going Delinquent
It appears that this loan may perform with intervention. The loan is due for 04/07/2014 with the last payment received on 04/24/2014. A payment made on 01/31/2014 was returned as NSF. The reason for default is cited as unemployment. On 03/12/2014 the borrower called to report that one borrower was returning to work. The loan has not been referred for foreclosure.  The borrower had applied for modification in 08/2013. The modification was completed on 12/XX/2013. The account re-defaulted on 01/07/2014. There is no evidence of any tax, title or lien issues.

300005	02/06/2013	02/06/2014	1
It appears that this loan will perform with intervention.  The loan is next due for 02/01/2014; the most recent payment received was on 01/31/2014.  The reason for default is unknown.  Commentary reflects there was a previous bankruptcy (BK).  Comments dated 03/XX/2012 reported:  BK discharge.  There is no additional information regarding the BK in the commentary provided.  There has been no contact with the borrower despite multiple attempts.  Payment history reflects mortgage insurance is still being paid.  There are no indications of damage, tax or title issues in the commentary provided.

300044	02/12/2013	02/12/2014	1
It appears that this loan will perform with intervention.  The loan is next due for 02/01/2014; the most recent payment received was on 02/03/2014.  The reason for default is unknown.  Commentary reflects a previous modification with an effective date prior to the review period.  There has been limited contact with the borrower. No evidence of current loss mitigation.

300021	02/12/2013	02/12/2014	1
It appears that this loan will perform with intervention.  The loan is next due for 03/01/2014; the most recent payment received was on 02/04/2014.  The reason for default is cited as curtailment of income.  Commentary range dated 10/01/2013 - 10/03/2013 reported per XXX, the flood zone is "X"; flood bucket removed; payment was adjusted and $73.50 was refunded to the borrower for flood premium collected.  Commentary reflects the borrower was approved for a modification with an effective date prior to the review period.  There has been limited contact with the borrower despite multiple attempts.

300137	09/30/2013	09/30/2015	2	[2] Currently Delinquent Mortgage
It appears that this loan will perform with intervention. The loan is due for 08/01/2015, and the last payment was made on 07/13/2015. RFD is unknown. The borrower's payment was returned on 08/31/2015 due to incorrect payee. The loan has been delinquent since 08/01/2015. There is no evidence of bankruptcy or foreclosure activity. There is no evidence of delinquent taxes, property damage or title issues. The BPO value is not listed in the commentary.

300015	02/12/2013	02/12/2014	1
It appears that this loan will perform.  The loan is next due for 02/01/2014; the most recent payment received was on 01/10/2014.  The reason for default is cited as curtailment of income.  The loan went 30 days delinquent on 08/01/2013 and was brought current on 08/26/2013 without assistance.  Payment history reflects mortgage insurance is still being paid.  There are no indications of damage, tax or title issues in the commentary provided.

300034	02/12/2013	02/12/2014	1		It appears that this loan will perform. The loan is due for 04/01/2014 with the last payment received on 02/07/2014. There is no evidence of default.
300076	05/15/2012	05/15/2014	1		It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment was made on 04/15/2014. There is no evidence of delinquency in the review period.
300077	05/15/2012	05/15/2014	2	[2] Mod1 Incomplete
It appears that this loan will perform. The loan is due for 5/1/2014 with last payment received 4/30/2014. Reason for default was cited as curtailment of income. Comments indicate payment received on 12/31/2013 was returned for non-sufficient funds, but was replaced by the borrower to cure 30 day default on 1/31/2013 without assistance. Borrower's pay history reflects a pattern of payments being received at the end of the month outside of the grace period. It appears that MI has lapsed on this loan and premiums were refunded on 4/7/2014 for overpayment. Last communication with the borrower was 4/29/2014 for promise to pay, which was kept.

300066	04/30/2012	04/30/2014	3	[3] Currently Delinquent Mortgage
It appears the loan may perform with intervention. The loan is due for 04/01/2014; the most recent payment was received on 03/20/2014. The reason for delinquency was cited as excessive obligations.  Commentary reflects that the loan was referred to legal counsel on 12/XX/2012. The loan was reinstated and the foreclosure was closed and billed on 07/XX/2013. It appears that the borrower may have entered into a forbearance agreement prior to the service transfer.  There is no evidence of tax or title issues.

300018	02/12/2013	02/12/2014	3	[3] Currently Delinquent Mortgage [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid
It appears the loan will perform with intervention.  The loan is due for 01/01/2014.  The last payment received was on 01/06/2014.  The payment received on 12/20/2013 was reversed on 12/27/2013 for non-sufficient funds.  RFD was cited as curtailment of income. The loan is delinquent with no evidence of active loss mitigation efforts.  The borrower was approved for a 4 month repayment plan that brought the account current on 09/19/2013 and re-defaulted on 01/01/2013.  Comments dated 09/05/2013 reflect the servicer endorsed an insurance claim check in the amount of $869.51 to the borrower for roof damages caused by hail; no evidence of repairs.  Another check in the amount of $4,800 was issued on 08/01/2013.

300046	02/12/2013	02/12/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 01/01/14; last payment was received on 02/06/14. Reason for default is unknown. The account is in collections. The Servicer has not been able to establish contact with the borrower during the review period. The borrower has not requested any loss mitigation assistance and there are no workout plans currently in process. There have been no foreclosure steps initiated against the subject property during the review period.

300053	02/12/2013	02/12/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 02/05/14. Reason for default is excessive obligations. The account is in collections. The Servicer granted the borrower a permanent loan modification on 01/XX/13; the borrower's payment history reflects the loan went back into delinquency on 06/01/13. There are no workout plans currently in process. The borrower filed a chapter 13 bankruptcy, case number XXX, prior to the review period which was discharged on 04/XX/13.

300047	02/12/2013	02/12/2014	1
It appears the loan will perform with intervention. The loan is currently due for 02/01/14; last payment was received on 02/13/14. Reason for default is loss of income. The account is in collections. On 02/10/14, the stated their intention to bring the account current without loss mitigation assistance. The subject property has been identified as a tenant occupied investment property.

300014	02/12/2013	02/12/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 01/01/14; most recent payment was received on 12/19/13. Reason for default is excessive obligations. The account is in collections. The Servicer had limited contact with the borrower during the review period. There are no workout plans currently in process.

300085	04/01/2012	04/01/2014	3	[3] Currently Delinquent Mortgage [3] Borrower in BK - no relief granted [2] Current Bankruptcy
It appears the loan will perform with intervention. The loan is due for 10/01/2013; the most recent payment was received on 03/11/2014. The reason for delinquency is unknown. The loan is in bankruptcy. It appears that the borrower filed bankruptcy prior to the review period. The case number and date of filing was not available in the commentary. On 06/28/2013, funds in the amount of $3869.78 were reversed from pre-petition payments and applied towards the post petition payments. There is no evidence of a motion for relief of stay being filed. An escrow analysis was completed on 03/06/2014. The value was no evidenced in the commentary.

300039	02/12/2013	02/12/2014	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurancesufficient to cover repair
It appears the loan will perform.  The loan is due for 02/01/2014.  The last payment received was on 01/13/2014.  No evidence of delinquency.  The Chapter 13, case number XXX was closed without discharge on 03/XX/2012.  Comments dated 05/23/2013 reflect roof damage due to faulty construction that is not covered by insurance; no evidence of damages repaired.

300025	02/12/2013	02/12/2014	1
It appears the loan will perform.  The loan is due for 03/01/2014.  The last payment received was on 02/05/2014.  RFD was cited as curtailment of income.  The loan was modified on 06/XX/2013 and has remained in good standing.  The property inspection performed on 06/06/2013 indicated the property was owner occupied but failed to provide a property condition.

300001	02/06/2013	02/06/2014	1		It appears the loan will perform. The loan is next due for 02/01/2014; last payment received 01/08/2014. There is no evidence of delinquency within the review period.
300002	02/06/2013	02/06/2014	1		It appears the loan will perform. The loan is next due for 03/01/2014; last payment received 01/31/2014. There is no evidence of delinquency within the review period.
300037	02/12/2013	02/12/2014	1
It appears the loan will perform.  The loan is next due for 03/01/2014; last payment received 02/10/2014.  The reason for delinquency is unknown.  The last contact with the borrower was on 03/19/2013 at which time the borrower stated he was out of the country and made payment arrangements to bring the account current by the end of the month. The borrower has been able to cure delinquencies within the review period without assistance.

300052	02/12/2013	02/12/2014	1
It appears the loan will perform. The account is due for 02/15/2014; the most recent payment was received on 01/30/2014. Reason for default is marital difficulties. The borrower was able to bring their account current without loss mitigation assistance on 05/31/13; the borrower's payment history reflects no further evidence of delinquency. Conversation on 01/27/14 revealed that the primary and secondary mortgagors had divorced; the primary borrower was advised to remove the co-borrower from the account due to said divorce. An assumption package was mailed on 02/07/14.

300031	02/12/2013	02/12/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/14/14. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 10/01/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

300036	02/12/2013	02/12/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/15/2014. There is no evidence of delinquency during the review period. The Servicer granted the borrower a permanent loan modification on 03/XX/2013. The borrower initiated a verbal dispute against the Servicer on 07/11/2013 regarding force placed insurance; the dispute was resolved on 10/24/2013. The subject loan was referred to the foreclosure attorney prior to the review period; the subject loan was reinstated and foreclosure proceedings were closed and billed on 02/XX/2013.

300035	02/12/2013	02/12/2014	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/16/2014. There is no evidence of delinquency during the review period. The Servicer granted the borrower a permanent loan modification on 03/XX/2013. Collection commentary dated 12/18/2013 indicates the subject property sustained water damage, caused by frozen pipes on 12/07/2013, and an insurance claim was established. As of the collection notes' cutoff date, the insurance claim remains open and the status of the property repairs is unknown.

300033	02/12/2013	02/12/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 02/10/14. Reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 09/25/13; the borrower's payment history reflects no further evidence of delinquency. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

300090	04/29/2012	04/29/2014	1
It appears the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/03/2014. The reason for delinquency was cited as curtailment of income. The loan was referred to legal counsel outside of the review period. The borrower was approved for a month trial modification effective 11/XX/2012 through 01/XX/2013. On 01/XX/2013 the loan was modified and reinstated. The loan has remained current since. There was no evidence of tax or title issues

300067	04/30/2012	04/30/2014	3	[3] Borrower in BK - no relief granted [2] Mod1 Incomplete [2] Current Bankruptcy
It appears the loan will perform. The loan is due for 05/01/2014; the most recent payment was received on 04/18/2014. The reason for delinquency was cited as curtailment of income.  The borrower was placed on a 6 month repayment plan effective 09/01/2012 through 02/01/2013. The plan was completed and the loan has remained current since.  Commentary dated 10/10/2012, reflect that the borrower filed chapter 7; case#XXX. There is no evidence of relief and no further information as provided in the commentary. There is no evidence of tax or title issues.

300056	11/20/2012	11/20/2013	1		It appears the loan will perform. The loan is due for 12/01/2013; the last payment was received on 11/01/2013. There is no evidence of delinquency within the review period.
300060	04/30/2012	04/30/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/25/2014. Reason for default is loss of income. The Servicer granted the borrower a loan modification effective 11/XX/2013; loan went back into delinquency on 02/01/2014. The borrower was able to bring their account current without loss mitigation assistance on 03/14/2014; the borrower's payment history reflects no further evidence of default. The borrower initiated a payment dispute against the Servicer on 08/13/2013; the dispute was resolved on 08/14/2013.

300074	11/05/2012	11/05/2013	1
It appears this loan may perform. The loan is due for 12/1/13; the last payment was received on 10/29/13.  There is no record of delinquency during the review period.   No loss mitigation efforts are evident.    There is no record of a property inspection performed during the review period.  The last customer contact was on 9/4/13; discussed payment increase.

300134	09/30/2013	09/30/2015	2	[2] Currently Delinquent Mortgage [2] Mod1 Incomplete [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears this loan will perform with intervention.  The loan is due for 09/01/2015; most recent payment received on 09/30/2015.  Reason for delinquency is curtailment of income due to death of borrower; no date of death provided. The loan is delinquent with current loss mitigation activity on file. Repayment plan put in place on 09/24/2015 for 4 months in the amount of $1,413.54 to begin September through December.   Recent contact with borrower was on 09/29/2015. An updated property value was not provided.

300084	04/01/2012	04/01/2014	1
It appears this loan will perform.  The loan is due for 04/01/2014; most recent payment received on 03/03/2014.  Reason for delinquency is cited as curtailment of income.  The loan was referred to legal counsel to begin foreclosure outside the review period.  Comment dated 09/XX/2012 states that the borrower received a foreclosure notice to appear in court on 09/XX/2012.  Foreclosure was placed on hold on 09/XX/2012 for loss mitigation and the judgment hearing was delayed.  The foreclosure process was closed on 02/XX/2013 with the completion of the modification.  On 10/XX/2013 the borrower was approved for a trial payment plan.  The trial period began on 11/XX/2012 through 01/XX/2013.  Upon successful completion of the trial period the HAMP modification was finalized on 02/XX/2013.  An equity analysis was completed on 12/18/2013. A BPO was completed on 06/16/2012 reflecting a value of $225,000.00.

300026	02/12/2013	02/12/2014	1		It appears this loan will perform. The loan is due for 02/01/2014 and the last payment was made on 1/27/2014. There is no evidence of delinquency.